share-based compensation - TELUS International (Cda) Inc. restricted share units (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2019 USD ($) EquityInstruments	Jun. 30, 2019 USD ($) EquityInstruments	Jun. 30, 2019 CAD ($) EquityInstruments
TELUS International (Cda) Inc. restricted share units | Maximum
share-based compensation
Variable payout (as a percent)	150.00%	150.00%	150.00%
TELUS International (Cda) Inc. restricted share units | Minimum
share-based compensation
Variable payout (as a percent)	0.00%	0.00%	0.00%
TELUS International (Cda) Inc. Restricted Share Units US Dollar Denominated
Number of restricted share units - Non-vested
Outstanding, beginning of period | EquityInstruments	554,625	561,712	561,712
Issued - initial award | EquityInstruments	92,355	92,355	92,355
Forfeited and cancelled | EquityInstruments	(1,387)	(8,474)	(8,474)
Outstanding, end of period | EquityInstruments	645,593	645,593	645,593
Weighted average grant-date fair value
Outstanding, beginning of period, non-vested | $	$ 25.67	$ 25.68
Issued | $	27.81	27.81
Forfeited and cancelled | $	26.34	26.51
Outstanding, end of period, non-vested | $	$ 25.98	$ 25.98
TELUS International (Cda) Inc. Restricted Share Units Canadian Dollar Denominated
Number of restricted share units - vested
Outstanding, beginning of period | EquityInstruments		32,299	32,299
Exercised | EquityInstruments		(32,299)	(32,299)
Weighted average grant-date fair value
Outstanding, beginning of period, vested | $			$ 21.36
Exercised | $			$ 21.36